Supplemental disclosures to the consolidated statements of cash flows	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental disclosures to the consolidated statements of cash flows

Note 2: Supplemental disclosures to the consolidated statements of cash flows

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Six months ended June 30,
	2012	2011
Net cash provided by operating activities included:
Cash payments for interest	$54,306	$38,372
Interest capitalized	(1,927)	(1,195)

Cash payments for interest, net of amounts capitalized	$52,379	$37,177

Cash (receipts) payments for income taxes	$155	$—
Non-cash investing activities included:
Asset retirement costs capitalized	$416	$242
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	$39,418	$(4,920)

Note 2: Supplemental disclosures to the consolidated statements of cash flows

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year ended December 31,
	2011	2010	2009
Net cash provided by operating activities included:
Cash payments for interest	$85,222	$67,529	$86,778
Interest capitalized	(2,379)	(2,036)	(836)

Cash payments for interest, net of amounts capitalized	$82,843	$65,493	$85,942

Cash (receipts) payments for income taxes	$179	$(21)	$(23)
Non-cash investing activities included:
Asset retirement costs capitalized	$2,522	$1,488	$1,322
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	$(14,667)	$25,773	$(27,511)
Non-cash financing activities included:
Modification of Time Vesting equity awards to liability plan	$2,640	$—	$—

In December 2009, we exchanged the assets of the Chemicals Division of Green Country Supply for assets received from Reef Services, LLC and cash of $696. The assets received consisted primarily of acid trucks and related equipment and had an estimated fair value of approximately $2,950. This transaction was considered a non-monetary exchange accounted for at fair value.